Classification of Expenses By Nature - Summary of Expenses Classified By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
Advertising expenses	₩ 17,263	₩ 12,525	₩ 2,411
Fees and commissions	195,173	83,356	17,473
Operating lease expenses	2,604	2,205	1,921
Outsourcing expenses	6,176	5,189	3,230
Salaries	23,137	17,847	16,116
Expenses related to defined contribution plans	1,546	1,219	1,646
Employee benefits	2,655	2,169	1,988
Depreciation	545	375	340
Amortization	868	145	176
Other expenses	2,915	2,455	2,236
Total expenses, by nature	₩ 252,882	₩ 127,485	₩ 47,537